THE ALGER FUNDS
360 Park Avenue South
New York, New York  10010

December 22, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management
100 F Street, N.E.

Washington, D.C.  20549

Re:                             The Alger Funds (File Nos.: 811-1355, 33-4959)

Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of The Alger Funds (the “Trust”), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 93 (the “Amendment”) under the Securities Act to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed to add Class T and Class Y Shares to certain series of the Trust.

We request that this filing be treated as a “Template filing” for Rule 485(b) purposes, allowing us to:

(1) add the same Class T and Class Y Shares to series of The Alger Funds II (File No. 811-1743), and

(2) add an Appendix regarding varying financial intermediary waivers and discounts to The Alger Funds II,

in a filing made under Rule 485(b) under the Securities Act, including substantially identical disclosure (the “Replicate filing”). This will be more efficient for us, and for the staff (the “Staff”) of the Securities and Exchange Commission (the “SEC”).

We represent that:

•                  The disclosure changes in this Template filing are substantially identical to disclosure changes that will be made in the Replicate filing.

•                  The Replicate filings will incorporate changes made to the disclosure included in the Template filing to resolve any Staff comments thereon.

•                  The Replicate filings will not include any other changes that would otherwise render them ineligible for filing under Rule 485(b) under the Securities Act.

We note that the Amendment does not yet incorporates certain Staff comments that Fred Alger Management, Inc. has received recently in connection with the filing of the prospectus and statement of additional information for The Alger Funds II.

The Trust intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to file the consent of the Trust’s independent registered public accounting firm, to reflect the Staff comments that Fred Alger Management, Inc. has recently received, and to make certain other revisions.

Should members of the Staff have any questions or comments regarding the Amendment, please call me at 212.806.8833 or lmoss@alger.com

Very truly yours,

/s/ Lisa A. Moss
Lisa A. Moss

cc:  Hal Liebes, Esq.

Christopher E. Ullman, Esq.